GOING CONCERN (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Aug. 18, 2025	Jul. 13, 2022	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Net loss			$ 4,837,738	$ 354,310	$ 58,923,300	$ 1,820,528
Net cash used in operations			1,939,067	235,515	405,168	935,118
Working capital deficit			130,459,258		125,621,520
Gross proceeds		$ 24,711	3,314,458			23,057
Common Stock [Member]
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Net loss
Shares of common stock	1,000,000	0.24	1,000,000			315
Gross proceeds	$ 4,000,000
Net proceeds	$ 3,300,000
Common Stock [Member] | Subsequent Event [Member]
SubstantialDoubtAboutGoingConcernLineItems [Line Items]
Shares of common stock	1,000,000
Gross proceeds	$ 4,000,000
Net proceeds	$ 3,340,000